Note 4 - Cost of Construction and Constructed Assets (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Constructed Assets, Net and Cost of Construction [Table Text Block]
	June 30, 2022	December 31, 2021
Constructed assets, net of accumulated depreciation:
Buildings, SGR (Phase I)	$15,079	$15,079
Accumulated depreciation	(853)	(579)
	$14,226	$14,500
Cost of construction:
OPF; BNA; APA; DVT; ADS	$54,288	$25,034